FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 24 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates, metal prices and interest rates, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk (including foreign exchange risk, commodity price risk and interest rate risk); (ii) credit risk and (iii) liquidity and capital management risk.

24.1 Market risk
i. Foreign exchange risk
Net assets, earnings and cash flows are influenced by multiple currencies due to the geographic diversity of sales and the countries in which the Group operates.
Constellium is exposed to foreign exchange risk in the following areas:

•	Transaction exposures, which include:

◦	Commercial transactions related to forecasted sales and purchases and on-balance sheet receivables/payables resulting from such transactions;

◦	Financing transactions, related to external and internal net debt;

•	Translation exposures, which relate to net investments in foreign entities that are converted in Euros in the Consolidated Financial Statements.
Commercial transaction exposures
The Group policy is to hedge committed and highly probable forecasted foreign currency operational transactions. The Group uses foreign exchange forwards and foreign exchange swaps for this purpose.
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures as at December 31, 2019.

Forward derivative sales	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2020-2024	446	157
EUR/CHF	2020-2023	79	35
Other currencies	2020	10	—

Forward derivative purchases	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2020-2024	473	77
EUR/CHF	2020-2024	130	61
EUR/CZK	2020	81	—
Other currencies	2020	2	—

Forward derivative sales mean that the Group sells currency 1 versus currency 2. Forward derivative purchases mean that the Group buys currency 1 versus currency 2.
In 2016, the Group agreed with a major customer for the sale of fabricated metal products in U.S. Dollars to be supplied from a Euro functional currency entity. In line with its hedging policy, the Group entered into significant foreign exchange derivatives which match related highly probable future conversion sales by selling U.S. Dollars against Euros. The Group designated these derivatives for hedge accounting, with total nominal amount of $233 million, as of December 31, 2019 ($369 million as of December 31, 2018), and maturities of 2020 to 2022.
For hedges that do not qualify for hedge accounting, any mark-to-market movements are recognized in Other gains / (losses) - net.

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income / (Loss):

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) - net
Realized gains / (losses) on foreign currency derivatives - net	10	7	7	(16)
Unrealized gains / (losses) on foreign currency derivatives - net (A)	10	2	(1)	16
Derivatives that qualify for hedge accounting
Included in Revenue
Realized (losses) / gains on foreign currency derivatives - net	10	(6)	4	1
Unrealized (losses) / gains on foreign currency derivatives - net	10	(1)	(2)	1
Included in Other gains / (losses) - net
Realized gains / (losses) in ineffective portion of derivatives		—	—	—
Included in Other comprehensive income / (loss)
Unrealized (losses) / gains on foreign currency derivatives - net		(15)	(23)	48
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		7	(2)	(2)

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
Financing transaction exposures
When the Group enters into intercompany loans and deposits, the financing is generally provided in the functional currency of the subsidiary. The foreign currency exposure of the Group’s external funding and liquid assets is systematically hedged either naturally through external foreign currency loans and deposits or through cross currency basis swaps and simple foreign currency swaps.
At December 31, 2019, the net position hedged related to loans and deposits was $334 million versus the Euro. This comprised of a forward purchase of $415 million versus the Euro, a forward sale of $125 million versus the Euro, both using cross currency basis swaps, and a forward purchase of $44 million versus the Euro using simple foreign exchange forward contracts.
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives
Included in Finance costs - net
Realized gains / (losses) on foreign currency derivatives - net	9	5	31
Unrealized gains / (losses) on foreign currency derivatives - net	4	23	(110)
Total	13	28	(79)

In accordance with the Group policy, the net foreign exchange result related to financing activities is expected to be balanced at any time.
Net debt derivatives settled during the year are presented in ‘Other financing activities’ in the Consolidated Statement of Cash Flows.
Foreign exchange sensitivity on commercial and financing transaction exposures
The largest exposures of the Group are related to the Euro/U.S. Dollar exchange rate. The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	2	—
Trade payables	(1)	—
Derivatives on commercial transaction (A)	(4)	(23)
Commercial transaction exposure	(3)	(23)
Cash in Bank and intercompany loans	120	—
Borrowings	(153)	—
Derivatives on financing transaction	33	—
Financing transaction exposure	—	—
Total	(3)	(23)

(A)
Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity (€23 million) relates to derivatives hedging future sales spread from 2020 to 2022 which are designated as cash flow hedges.

The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
Translation exposures
Foreign exchange impacts related to the translation to Euro of net investments in foreign subsidiaries, and related revenues and expenses are not hedged as the Group operates in these various countries on permanent basis (except as described below).
In June 2018, the Group entered into forward contracts with nominal amount of CHF 174 million to hedge the currency risk associated with the translation of the net assets of its Swiss operations into the Group’s presentation currency. The Group designated these derivatives as a net investment hedge. The loss of the net investment hedge realized in 2019 is included in Currency translation differences within Other comprehensive income for €3 million.
Foreign exchange sensitivity
The exposure relates to foreign currency translation of net investments in foreign subsidiaries and arises mainly from operations conducted by U.S. Dollar functional currency subsidiaries.
The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	(4)	16

The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.
Margin calls
Our financial counterparties may require margin calls should our mark-to-market exceed a pre-agreed contractual limit. In order to protect from the potential margin calls for significant market movements, the Group ensures that financial counterparts hedging the transactional exposure are also hedging the foreign currency loan and deposit exposure. Further, the Group holds a significant liquidity buffer in cash or in availability under its various borrowing facilities, enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis.
At December 31, 2019 and 2018, the margin requirement related to foreign exchange hedges was not material and the Group was not exposed to material margin call risk.
ii. Commodity price risk
The Group is subject to the effects of market fluctuations in the price of aluminium, which is the Group’s primary metal input and a significant component of its output. The Group is also exposed to variation in the regional premium and in the price of zinc, natural gas, silver and copper but in a less significant way.
The Group policy is to minimize exposure to aluminium price volatility by passing through the aluminium price risk to customers and using derivatives where necessary. For most of its aluminium price exposure, sales and purchases of aluminium are converted to be on the same floating basis and then the same quantities are bought and sold at the same (market) price. The Group also purchases fixed price aluminium forwards to offset the exposure of LME volatility on its fixed price sales agreements for the supply of metal.
The group also purchases fixed price copper, aluminium premium, silver and zinc forwards to offset the commodity exposure where sales contracts have embedded fixed price agreements for the relevant commodity.
In addition, the Group also purchases natural gas fixed price forwards to lock in energy costs where a fixed price purchase contract is not possible.
At December 31, 2019, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2020-2023	283	33
Premium	2020-2021	11	2
Copper	2020-2022	10	7
Silver	2020-2021	6	—
Zinc	2020-2022	9	9
Natural gas	2020-2021	5	2

The value of the contracts will fluctuate due to changes in market prices but the hedge strategy helps protecting the Group’s margin on future conversion and fabrication activities. At December 31, 2019, these contracts were directly entered into with external counterparties.
The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains / (losses) - net.

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Derivatives
Included in Other gains / (losses) - net
Realized (losses) / gains on commodity derivatives - net	(56)	7	16
Unrealized gains / (losses) on commodity derivatives - net	31	(83)	41

Commodity price sensitivity: risks associated with derivatives
The net impact on earnings and equity of a 10% increase in the market price of aluminium, based on the aluminium derivatives held by the Group at December 31, 2019 (before tax effect), with all other variables held constant was estimated to be a €28 million gain. The balances of such financial instruments may change in future years however, and therefore the amounts shown may not be indicative of future results.
Margin Calls
As the LME price for aluminium falls, the derivative contracts entered into with financial institution counterparties have a negative mark-to-market. The Group’s financial institution counterparties may require margin calls should the negative mark-to-market exceed a pre-agreed contractual limit. In order to protect from the potential margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis for adverse movements in aluminium prices. At December 31, 2019, there was no margin requirement related to aluminium or any other commodity hedges. At December 31, 2018, the margin requirement related to aluminium or any other commodity hedges was €5 million. Margins call supported by the Group was to be partially offset by advance payments received from customers and the Group was not exposed to any other material margin call risk.
iii. Interest rate risk
Interest rate risk refers to the risk that the value of financial instruments held by the Group and that are subject to variable rates will fluctuate, or the cash flows associated with such instruments will be impacted due to changes in market interest rates. The Group’s interest rate risk arises principally from borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk, which is partially offset by cash and cash equivalent deposits (including short-term investments) earning interest at variable interest rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. (See NOTE 23 - Financial Instruments). At December 31, 2019, Group’s borrowings were mainly at fixed rate.
Interest rate sensitivity: risks associated with variable-rate financial instruments
The impact on income before income tax for the year of a 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates, based on the variable rate financial instruments held by the Group at December 31, 2019, with all other variables held constant, was estimated to be less than €1 million for the years ended December 31, 2019 and 2018. However, the balances of such financial instruments may not remain constant in future years, and therefore the amounts shown may not be indicative of future results.
24.2 Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk with financial institutions and other parties as a result of cash-in-bank, cash deposits, mark-to-market on derivative transactions and customer trade receivables arising from the Group’s operating activities. The maximum exposure to credit risk for the year ended December 31, 2019 is the carrying value of each class of financial asset as described in NOTE 23 - Financial Instruments. The Group does not generally hold any collateral as security.
Credit risk related to transactions with financial institutions
Credit risk with financial institutions is managed by the Group’s Treasury department in accordance with a Board approved policy. Management is not aware of any significant risks associated with financial institutions as a result of cash and cash equivalent deposits, including short-term investments, and financial derivative transactions.

The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31, 2019		At December 31, 2018
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	2	83	2	22
Rated A	9	81	8	110
Rated Baa	3	5	2	4
Total	14	169	12	136

(A)	Financial Counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.
Credit risks related to customer trade receivables
The Group has a diverse customer base geographically and by industry. The responsibility for customer credit risk management rests with management. Payment terms vary and are set in accordance with practices in the different geographies and end-markets served. Credit limits are typically established based on internal or external rating criteria, which take into account such factors as the financial condition of the customers, their credit history and the risk associated with their industry segment.
Trade receivables are actively monitored and managed, at the business unit or site level. Business units report credit exposure information to Constellium management on a regular basis. Over 82% of the Group’s trade account receivables are insured by insurance companies rated A3 or better, or sold to a factor on a non-recourse basis. In situations where collection risk is considered to be above acceptable levels, risk is mitigated through the use of advance payments, bank guarantees or letters of credit.
Historically, we have a very low level of customer default as a result of long history of dealing with our customer base and an active credit monitoring function. See NOTE 15 - Trade Receivables and Other for the aging of trade receivables.
24.3 Liquidity and capital risk management
The Group’s capital structure includes shareholder’s equity, borrowings and various third-party financing arrangements (such as credit facilities and factoring arrangements). Constellium’s total capital is defined as total equity plus net debt. Net debt includes borrowings due to third parties less cash and cash equivalents.
Constellium’s overriding objectives when managing capital are to safeguard the business as a going concern, to maximize returns for its owners and to maintain an optimal capital structure in order to minimize the weighted cost of capital.
All activities around cash funding, borrowings and financial instruments are centralized within Constellium’s Treasury department. Direct external funding or transactions with banks at the operating entity level are generally not permitted, and exceptions must be approved by Constellium’s Treasury department.
The liquidity requirements of the overall Company are funded by drawing on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.
At December 31, 2019, the borrowing base for the Pan-U.S. ABL facility and the French Inventory Based Facility were $375 million and €82 million respectively. After deduction of amount drawn and letters of credit, the Group had €281 million outstanding availability under these secured revolving credit facilities at December 31, 2019.
At December 31, 2019, liquidity was €516 million, comprised of €184 million of cash and cash equivalents and €332 million of available undrawn facilities, including the €281 million described above.
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2019 and December 31, 2018 respectively to the contractual maturity date.

	At December 31, 2019			At December 31, 2018
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	3	4	—	5	12	—
Net cash flows from derivative assets related to currencies and commodities	21	9	—	22	12	—
Total	24	13	—	27	24	—

		At December 31, 2019			At December 31, 2018
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings (A)		139	589	1,438	6	315	1,754
Leases		40	113	88	20	50	16
Interest (B)		112	404	85	114	422	173
Net debt derivatives		4	—	—	3	4	—
Net cash flows from derivative liabilities related to currencies and commodities		31	25	—	56	35	—
Trade payables and other (excluding contract liabilities)	21	945	15	—	900	18	—
Total		1,271	1,146	1,611	1,079	794	1,927

(A)	Borrowings include the Pan-U.S. ABL facility, which is considered short-term in nature and is included in the category “Less than 1 year”.

(B)	Interest disclosed is an undiscounted forecast interest amount and excludes interest on leases.